DSM Large Cap Growth Fund (Second Prospectus Summary) | DSM Large Cap Growth Fund
SUMMARY SECTION
Investment Objective
The DSM Large Cap Growth Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DSM Large Cap Growth Fund Retail Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		DSM Large Cap Growth Fund Retail Class
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.20%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.46%
Fee Waiver/Expense Reimbursement	[2]	(1.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.36%
[1]	Other expenses and acquired fund fees and expenses are estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.35% for the Retail Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for the first year).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
DSM Large Cap Growth Fund Retail Class	137	606

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund currently defines a "large cap company" as one that has a market capitalization of more than $5 billion. The Fund may also invest up to

20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign companies through, but not limited to, American Depositary Receipts or similar securities. The Fund's portfolio generally will contain 25-35 stocks. The Fund is a non-diversified fund and may, from time to time, have a significant exposure to one or more issuers, industries or sectors of the economy.

Management Process. The Advisor manages the Fund using a bottom-up,

"idea-driven," growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies,

one-by-one, which exhibit certain quality characteristics. For instance, the

Advisor selects companies that have growing businesses with solid fundamentals,

attractive profitability, and successful managements. Companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than the average S&P 500®

business. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

o  General Market Risk. The stock market declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated;

o  Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

o  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value;

o  Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor;

o  Foreign Securities Risk. Foreign securities involve additional risks,

   including currency-rate fluctuations, political and economic instability,

   differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

o  Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of one company and therefore it may be more sensitive to market changes than a diversified fund;

o  Sector-Focus Risk. Investing a significant portion of the Fund's assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors;

o  Management Risk. The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly; and

o  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance
The following performance information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund's Institutional Class. The bar chart below illustrates how the

Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund's past performance, before and after taxes, is not necessarily an indication of how the

Fund will perform in the future. Updated performance information is available on the Fund's website at www.dsmfunds.com.

Calendar Year Total Returns

The Fund's year-to-date return as of September 30, 2011 was -10.91%.

                    Highest Quarterly Return: 3Q, 2010 17.10%

                    Lowest Quarterly Return:  2Q, 2010 -10.67%

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns DSM Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	22.36%	22.91%	Aug. 28, 2009
Retail Class After Taxes on Distributions	Return After Taxes on Distributions	22.22%	22.80%	Aug. 28, 2009
Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.55%	19.51%	Aug. 28, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	18.47%	Aug. 28, 2009
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	21.86%	Aug. 28, 2009

As of the date of this Prospectus, the Retail Class has not commenced operations.

Performance shown above reflects the performance of the Institutional Class shares.

Returns for the Retail Class shares and the Indexes shown in the Since Inception column are as of the Institutional Class shares' inception date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").